Stockholders’ Equity (Details) - USD ($)														1 Months Ended					3 Months Ended		12 Months Ended
	Mar. 28, 2025	Feb. 25, 2025	Feb. 21, 2025	Jan. 08, 2025	Jan. 02, 2025	Dec. 27, 2024	Aug. 30, 2024	Aug. 11, 2024	Aug. 08, 2024	Jun. 11, 2024	May 09, 2024	Mar. 31, 2024	Oct. 06, 2023	Jan. 31, 2025	Aug. 31, 2024	Feb. 29, 2024	Feb. 28, 2024	Dec. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Jan. 13, 2025	Oct. 11, 2023
Stockholders’ Equity [Line Items]
Common stock, shares authorized																		1,000,000,000	1,000,000,000		1,000,000,000	1,000,000,000
Common stock, par value (in Dollars per share)																		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued																			35,385,662		36,499,662
Common stock, shares outstanding																			35,385,662		36,499,662
Common stock voting rights																			one
Warrant to acquire									100,000												1,091,525
Exercise price (in Dollars per share)																					$ 0.01
Number of days prior written notice of redemption																			30 days		30 days
Number of trading days																					20 days
Number of trading days period ending																					30 days
Redemption price per share (in Dollars per share)																					$ 18
Warrant issued																					11,757,500
Shares reserved																			400,000		400,000
Shares awarded						300,000													100,000		100,000
Bonus shares issuable
Payment for services per month (in Dollars)																$ 12,500	$ 12,500
Exceeds per share (in Dollars per share)																					$ 1.9
Share issuance value (in Dollars)																			$ 212,164	$ 250,000	$ 2,410,441
Incentive shares value (in Dollars)																					$ 22,810
Stock-based compensation expense, value (in Dollars)																			$ 475,550
Common stock conversion															1,850,000
Conversion of stock description																					the Investor provided the Company a Conversion Notice to convert 14,000 shares of its Humble Series A Convertible Preferred Stock into 1,400,000 shares of common stock of Humble (“Humble Common Stock”). Following the Lender’s conversion of 14,000 shares of Humble Series A Convertible Preferred Stock, the Lender held 25,000 shares of Humble Series A Convertible Preferred Stock and an aggregate of 2,500,000 shares of Humble Common Stock.
Issue to second investor shares									1,000,000
Warrants share									100,000
Aggregate subscription price amount (in Dollars)									$ 1,000,000
ECD Common Stock [Member]
Stockholders’ Equity [Line Items]
Convertible preferred stock																								1,100,000
Warrant to acquire																								1,091,525
ECD Series A Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Warrant to acquire																								15,819
Public Warrants [Member]
Stockholders’ Equity [Line Items]
Warrants outstanding																			11,500,000		11,500,000
Warrants [Member]
Stockholders’ Equity [Line Items]
Warrant to acquire									100,000
Exercise price (in Dollars per share)																			$ 0.01
Number of shares																			1		1
Redemption price per share (in Dollars per share)																			$ 18
Warrant issued																			11,757,500
Private Warrants [Member]
Stockholders’ Equity [Line Items]
Warrants outstanding																					257,500
Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, shares authorized																			1,000,000,000
Common stock, par value (in Dollars per share)																			$ 0.0001
Common stock, shares issued																		31,874,662	35,385,662		36,499,662	31,874,662	500,000
Common stock, shares outstanding																		31,874,662	35,385,662		36,499,662	31,874,662
Converted shares																					1,850,000
Shares issued																						2,500,000
Purchase price percentage																			4.99%
Exceeds per share (in Dollars per share)																			$ 3.9		$ 3.9
Share issuance value (in Dollars)																			$ 74	$ 3	$ 258
Stock-based compensation expense, value (in Dollars)
Convertible preferred stock redeemed																			(1,850,000)		1,850,000
ECD Series A Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Purchase price (in Dollars)																								$ 300,000
General and Administrative Expenses [Member]
Stockholders’ Equity [Line Items]
Equity compensation expense (in Dollars)																					$ 100,000
Original Asset Purchase Agreement [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares issued								1,250,000
One-Year Consulting Agreement [Member]
Stockholders’ Equity [Line Items]
Payment for services per month (in Dollars)																$ 14,500	$ 14,500
Stock Appreciation Rights (SARs) [Member]
Stockholders’ Equity [Line Items]
Granted option shares																			100,000
Stock Options [Member]
Stockholders’ Equity [Line Items]
Granted option shares																			15,000
Purchase price percentage																			110.00%		110.00%
Shares purchased																					15,000
Restricted Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, shares issued											100,000	100,000							50,000	100,000	50,000
Shares awarded																					100,000
Shares of restricted											100,000	100,000
Exceeds per share (in Dollars per share)																			$ 1.9
IPO [Member]
Stockholders’ Equity [Line Items]
Common stock, shares issued																					1
Warrant to acquire																			1
Exercise price (in Dollars per share)																			$ 11.5		$ 11.5
IPO [Member] | Public Warrants [Member]
Stockholders’ Equity [Line Items]
Exercise price (in Dollars per share)																			11.5		11.5
December 2023 Convertible Note [Member]
Stockholders’ Equity [Line Items]
Warrants issued (in Dollars)													$ 15,819,209
Stock-based compensation expense, price per share (in Dollars per share)																			$ 10
December 2023 Convertible Note [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)													$ 0.0001
Purchase price percentage																			4.99%
January 2025 Convertible Note [Member]
Stockholders’ Equity [Line Items]
Warrants issued (in Dollars)				$ 1,724,100
Tranche 1 [Member]
Stockholders’ Equity [Line Items]
Weighted average grant date fair value per share (in Dollars per share)																				$ 0.23	$ 0.31
Incentive shares value (in Dollars)																				$ 20,000
Fair value shares																					50,000
Tranche 2 [Member]
Stockholders’ Equity [Line Items]
Weighted average grant date fair value per share (in Dollars per share)																					$ 0.15
Fair value shares																					50,000
Common Share Warrants [Member]
Stockholders’ Equity [Line Items]
Warrants outstanding																			1,569,562		1,171,198
Common Share Warrants [Member] | December 2023 Convertible Note [Member]
Stockholders’ Equity [Line Items]
Warrants issued (in Dollars)																		$ 1,091,525
Common Share Warrants [Member] | August 2024 Convertible Note [Member]
Stockholders’ Equity [Line Items]
Warrants issued (in Dollars)															$ 79,673
Common Share Warrants [Member] | January 2025 Convertible Note [Member]
Stockholders’ Equity [Line Items]
Warrants issued (in Dollars)														$ 398,364
Preferred Share Warrants [Member]
Stockholders’ Equity [Line Items]
Warrants outstanding																			15,819		15,819
Preferred Share Warrants [Member] | December 2023 Convertible Note [Member]
Stockholders’ Equity [Line Items]
Warrants issued (in Dollars)																		$ 15,819
Investor [Member]
Stockholders’ Equity [Line Items]
Number of holding shares																			2,500,000		2,500,000
Investor [Member] | Restricted Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, shares issued																			25,000		25,000
Investor One [Member]
Stockholders’ Equity [Line Items]
Number of holding shares																			5,000,000		5,000,000
Investor One [Member] | Restricted Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, shares issued																			25,000		25,000
Investor Two [Member]
Stockholders’ Equity [Line Items]
Number of holding shares																			10,000,000		10,000,000
Investor Two [Member] | Restricted Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, shares issued																			25,000		25,000
Chief Financial Officer [Member]
Stockholders’ Equity [Line Items]
Stock-based compensation expense, shares					100,000
Stock-based compensation expense, price per share (in Dollars per share)					$ 0.94
Stock-based compensation expense, value (in Dollars)					$ 94,000
Second Agreement with Advisors [Member]
Stockholders’ Equity [Line Items]
Stock-based compensation expense, shares		236,000
Stock-based compensation expense, price per share (in Dollars per share)		$ 0.889
Stock-based compensation expense, value (in Dollars)		$ 212,164
Third Agreement with Advisors [Member]
Stockholders’ Equity [Line Items]
Stock-based compensation expense, shares	150,000
Stock-based compensation expense, price per share (in Dollars per share)	$ 0.587
Stock-based compensation expense, value (in Dollars)	$ 88,050
David W. Miller II. [Member]
Stockholders’ Equity [Line Items]
Total value of liability under consulting agreement (in Dollars)																			$ 293,500
David W. Miller II. [Member] | Deferred Bonus [Member]
Stockholders’ Equity [Line Items]
Bonus shares issuable																			500,000
Payments consulting fees (in Dollars)																			$ 30,000
David W. Miller II. [Member] | Cash Bonus [Member]
Stockholders’ Equity [Line Items]
Cash bonus issuable (in Dollars)																			250,000
Non-Employee Directors [Member]
Stockholders’ Equity [Line Items]
Amount payable under compensation plan (in Dollars)																			12,500
Equity compensation expense (in Dollars)																			$ 25,000	$ 37,500
Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)																					$ 0.0001
Convertible preferred stock															18,500
Purchase price percentage																						4.99%
Shares outstanding																		36,499,662			36,499,662	36,499,662
Advisory firm payable (in Dollars)										$ 100,000
Common Stock [Member] | Public Warrants [Member]
Stockholders’ Equity [Line Items]
Common stock, par value (in Dollars per share)																					$ 0.0001
Common Stock [Member] | Original Asset Purchase Agreement [Member]
Stockholders’ Equity [Line Items]
Shares issued			236,000
Series A Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Convertible preferred stock																								39,000
Class A Ordinary Shares [Member]
Stockholders’ Equity [Line Items]
Converted shares																					100
Number of trading days																			20 days
Number of trading days period ending																			30 days
Non-Forfeitable Shares [Member]
Stockholders’ Equity [Line Items]
Shares issued																				100,000	100,000
Share issuance value (in Dollars)																				$ 60,000	$ 59,149
Weighted average grant date fair value per share (in Dollars per share)																				$ 0.6	$ 0.59
ECD Series A Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Purchase price (in Dollars)																								$ 300,000
Series A Convertible Preferred Stock Redeemed [Member]
Stockholders’ Equity [Line Items]
Convertible preferred stock redeemed							1,850,000
Series A Convertible Preferred Stock Redeemed [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Convertible preferred stock redeemed							18,500